UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | |  is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          399 Park Avenue, 39th Floor
                  New York, NY 10022


Form 13F File Number: 028-10134
                     --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lawrence M. Robbins
Title:            Chief Executive Officer
Phone:            212-812-4700

Signature, Place and Date of Signing:


/s/ Lawrence M. Robbins         New York, New York          February 14, 2006
-------------------------       ------------------          -----------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                             -----------------------------------

Form 13F Information Table Entry Total:                       84
                                             -----------------------------------

Form 13F Information Table Value Total:                   $6,135,438
                                             -----------------------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                       GLENVIEW CAPITAL MANAGEMENT, LLC
                                   FORM 13F
                       Quarter Ended December 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                    CLASS               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP     (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------      -----    -----     ---------   -------   ---   ----   ----------   --------     ----    ------  ------
ADVANCED MEDICAL    COM    00763M108      $72,510  1,734,700 SH           SOLE                    1,734,700
OPTICS INC
--------------------------------------------------------------------------------------------------------------------------

ALLTEL CORPORATION  COM    020039103      $52,247    828,000 SH           SOLE                     828,000
--------------------------------------------------------------------------------------------------------------------------

ALMOSA HLDGS INC    COM    011589108     $303,724 16,320,448 SH           SOLE                    16,320,448
--------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC    COM    02209S103       $7,024     94,000 SH           SOLE                      94,000
--------------------------------------------------------------------------------------------------------------------------

AMDOCS LTD          ORD    G02602103     $103,776  3,773,673 SH           SOLE                    3,773,673
--------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER CORP CL A   029912201     $312,552 11,533,267 SH           SOLE                    11,533,267
--------------------------------------------------------------------------------------------------------------------------

APRIA HEALTHCARE    COM    037933108       $4,680    194,100 SH           SOLE                     194,100
GROUP INC
--------------------------------------------------------------------------------------------------------------------------

AUTOLIV INC         COM    052800109       $4,755    104,700 SH           SOLE                     104,700
--------------------------------------------------------------------------------------------------------------------------

BEARINGPOINT INC    COM    074002106      $75,335  9,584,647 SH           SOLE                    9,584,647
--------------------------------------------------------------------------------------------------------------------------

BEAZER HOMES USA    COM    07556Q105      $69,045    947,900 SH           SOLE                     947,900
INC
--------------------------------------------------------------------------------------------------------------------------

BMC SOFTWARE INC    COM    055921100      $55,034  2,685,900 SH           SOLE                    2,685,900
--------------------------------------------------------------------------------------------------------------------------
BOEING CO           COM    097203105      $35,120    500,000 SH    PUT    SOLE                      500,000
--------------------------------------------------------------------------------------------------------------------------

CAREMARK RX INC     COM    141705103      $64,468  1,244,800 SH           SOLE                    1,244,800
--------------------------------------------------------------------------------------------------------------------------

CENTEX CORP         COM    152312104      $87,232  1,220,200 SH           SOLE                    1,220,200
--------------------------------------------------------------------------------------------------------------------------

CERTEGY INC         COM    156880106     $144,543  3,563,700 SH           SOLE                    3,563,700
--------------------------------------------------------------------------------------------------------------------------

CHARTER             CL A   16117M107      $21,988  18,022,900 SH           SOLE                   18,022,900
COMMUNICATIONS INC
D
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                    CLASS               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP     (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------      -----    -----     ---------   -------   ---   ----   ----------   --------     ----    ------  ------
CHEMTURA CORP       COM    163893100      $85,911  6,764,610 SH           SOLE                    6,764,610
--------------------------------------------------------------------------------------------------------------------------

CISCO SYS INC       COM    17275R102      $34,240  2,000,000 SH           SOLE                    2,000,000
--------------------------------------------------------------------------------------------------------------------------

COMPUTER ASSOC      COM    204912109      $60,795  2,156,604 SH           SOLE                    2,156,604
INTL INC
--------------------------------------------------------------------------------------------------------------------------

CORNING INC         COM    219350105      $77,787  3,956,600 SH           SOLE                    3,956,600
--------------------------------------------------------------------------------------------------------------------------

CVS CORP            COM    126650100     $113,604  4,299,907 SH           SOLE                    4,299,907
--------------------------------------------------------------------------------------------------------------------------

DOMINION RESOURCES  COM    25746U109       $4,609     59,700 SH           SOLE                      59,700
INC VA NEW
--------------------------------------------------------------------------------------------------------------------------

DOW CHEMICAL CO     COM    260543103      $21,739    496,100 SH           SOLE                     496,100
--------------------------------------------------------------------------------------------------------------------------

DR HORTON INC       COM    23331A109     $241,756  6,766,199 SH           SOLE                    6,766,199
--------------------------------------------------------------------------------------------------------------------------

DSW INC             CL A   23334L102       $3,128    119,300 SH           SOLE                     119,300
--------------------------------------------------------------------------------------------------------------------------

EAGLE MATERIALS INC CL B   26969P207      $10,670     90,600 SH           SOLE                      90,600
--------------------------------------------------------------------------------------------------------------------------

ELECTRONIC DATA     COM    285661104     $103,591  4,309,108 SH           SOLE                    4,309,108
SYS NEW
--------------------------------------------------------------------------------------------------------------------------

FEDEX CORP          COM    31428X106      $20,678    200,000 SH    PUT    SOLE                     200,000
--------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP     COM    319963104     $272,251  6,329,956 SH           SOLE                    6,329,956
--------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP     COM    319963104      $86,020  2,000,000 SH    CALL   SOLE                    2,000,000
--------------------------------------------------------------------------------------------------------------------------

FISHER SCIENTIFIC   COM    338032204     $228,783  3,698,400 SH           SOLE                    3,698,400
INTL INC
--------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP NEW   CL B   36467W208      $12,051    417,000 SH           SOLE                      417,000
--------------------------------------------------------------------------------------------------------------------------

GOODYEAR TIRE &     COM    382550101      $27,025  1,555,000 SH    PUT    SOLE                    1,555,000
RUBBER CO
--------------------------------------------------------------------------------------------------------------------------

GRACE WR & CO DEL   COM    38388F108      $10,871  1,156,474 SH           SOLE                   1,156,474
NEW
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                    CLASS               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP     (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------      -----    -----     ---------   -------   ---   ----   ----------   --------     ----    ------  ------
HARMONIC INC        COM    413160102       $2,425    500,000 SH           SOLE                     500,000
--------------------------------------------------------------------------------------------------------------------------

HEWLETT PACKARD     COM    428236103     $168,414  5,882,423 SH           SOLE                    5,882,423
--------------------------------------------------------------------------------------------------------------------------

INTEGRATED ALARM    COM    45890M109       $1,771    617,156 SH           SOLE                     617,156
SERVICES
--------------------------------------------------------------------------------------------------------------------------

LEXAR MEDIA INC     COM    52886P104      $20,860  2,540,824 SH           SOLE                    2,540,824
--------------------------------------------------------------------------------------------------------------------------
LOWES COS INC       COM    54886P104      $21,878    328,200 SH    PUT    SOLE                      328,200
--------------------------------------------------------------------------------------------------------------------------

MCDONALDS           COM    580135101     $104,060  3,086,000 SH           SOLE                    3,086,000
--------------------------------------------------------------------------------------------------------------------------

MCDERMOTT INTL INC  COM    580037109      $77,342  1,733,739 SH           SOLE                    1,733,739
--------------------------------------------------------------------------------------------------------------------------

MCKESSON CORP       COM    58155Q103     $149,466  2,897,188 SH           SOLE                    2,897,188
--------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH        COM    58405U102      $47,357    848,700 SH           SOLE                     848,700
SOLUTIONS INC
--------------------------------------------------------------------------------------------------------------------------
MOODYS CORP         COM    615369105       $3,071     50,000 SH    PUT    SOLE                      50,000
--------------------------------------------------------------------------------------------------------------------------

NCR CORP NEW        COM    62886E108      $74,716  2,201,400 SH           SOLE                    2,201,400
--------------------------------------------------------------------------------------------------------------------------

NEWS CORP           CL A   65248E104      $26,112  1,679,200 SH           SOLE                    1,679,200
--------------------------------------------------------------------------------------------------------------------------

NOKIA CORP          SPONS  654902204     $191,755 10,478,400 SH           SOLE                    10,478,400
                    -ORED
                    ADR
--------------------------------------------------------------------------------------------------------------------------

NRG ENERGY          COM    629377508      $69,229  1,469,200 SH           SOLE                    1,469,200
                    NEW
--------------------------------------------------------------------------------------------------------------------------

NTL INC DEL         COM    62940M104     $238,682  3,505,900 SH           SOLE                    3,505,900
--------------------------------------------------------------------------------------------------------------------------

ORACLE CORP         COM    68389X105      $97,712  8,002,600 SH           SOLE                    8,002,600
--------------------------------------------------------------------------------------------------------------------------

OWENS ILL INC       COM    690768403      $93,411  4,439,651 SH           SOLE                    4,439,651
                    NEW
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                    CLASS               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP     (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------      -----    -----     ---------   -------   ---   ----   ----------   --------     ----    ------  ------
PALM INC NEW        COM    696643105      $18,771    590,291 SH           SOLE                     590,291
--------------------------------------------------------------------------------------------------------------------------

POWERWAVE           COM    739363109      $14,444  1,149,123 SH           SOLE                    1,149,123
TECHNOLOGIES INC
--------------------------------------------------------------------------------------------------------------------------

PRECISION DRILLING  TR     740215108      $34,455  1,044,100 SH           SOLE                    1,044,100
TR                  UNIT
--------------------------------------------------------------------------------------------------------------------------

PRIMEDIA INC        COM    74157K101      $13,636  8,469,424 SH           SOLE                    8,469,424
--------------------------------------------------------------------------------------------------------------------------

RELIANT ENERGY INC  COM    75952B105     $242,219 23,470,829 SH           SOLE                    23,470,829
--------------------------------------------------------------------------------------------------------------------------

RELIANT ENERGY INC  COM    75952B105      $10,320  1,000,000 SH    CALL   SOLE                     1,000,000
--------------------------------------------------------------------------------------------------------------------------

RESEARCH IN MOTION  COM    760975102      $28,530    432,200 SH    PUT    SOLE                       432,200
LTD
--------------------------------------------------------------------------------------------------------------------------

RETAIL VENTURES INC COM    76128Y102      $24,455  1,965,900 SH           SOLE                    1,965,900
--------------------------------------------------------------------------------------------------------------------------

RITE AID            COM    767754104      $62,853 18,061,300 SH           SOLE                    18,061,300
--------------------------------------------------------------------------------------------------------------------------

ROBERT HALF INTL    COM    770323103      $13,565    358,000 SH    PUT    SOLE                       358,000
INC
--------------------------------------------------------------------------------------------------------------------------

SARA LEE            COM    803111103       $4,725    250,000 SH    CALL   SOLE                       250,000
CORPORATION
--------------------------------------------------------------------------------------------------------------------------

SCIENTIFIC ATLANTA  COM    808655104     $197,306  4,581,056 SH           SOLE                    4,581,056
INC
--------------------------------------------------------------------------------------------------------------------------

SELECT SECTOR SPDR  SBI    81369Y886      $15,695    500,000 SH    PUT    SOLE                     500,000
TR                  INT-UTILS
--------------------------------------------------------------------------------------------------------------------------

SIEBEL SYS INC      COM    826170102      $10,288    973,364 SH           SOLE                     973,364
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                    CLASS               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP     (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------      -----    -----     ---------   -------   ---   ----   ----------   --------     ----    ------  ------
SPANSION            COM    84649R101       $5,674    407,319 SH           SOLE                     407,319
                    CLA
--------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL CORP  COM    852061100     $248,457 10,635,993 SH           SOLE                    10,635,993
                    FON
--------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL CORP  COM    852061100      $17,520    750,000 SH    CALL   SOLE                       750,000
                    FON
--------------------------------------------------------------------------------------------------------------------------

STEELCASE INC       CL A   858155203       $7,363    465,100 SH           SOLE                     465,100
--------------------------------------------------------------------------------------------------------------------------

SYMANTEC CORP       COM    871503108      $21,000  1,200,000 SH           SOLE                    1,200,000
--------------------------------------------------------------------------------------------------------------------------

TAKE-TWO            COM    874054109      $10,213    576,984 SH           SOLE                     576,984
INTERACTIVE SOFTWAR
--------------------------------------------------------------------------------------------------------------------------

TELEWEST GLOBAL INC COM    87956T107     $196,635  8,255,041 SH           SOLE                    8,255,041
--------------------------------------------------------------------------------------------------------------------------

TEVA                ADR    881624209     $111,124  2,583,667 SH           SOLE                    2,583,667
PHARMACEUTICAL
INDS LTD
--------------------------------------------------------------------------------------------------------------------------

TXU CORP            COM    873168108      $88,099  1,755,300 SH           SOLE                    1,755,300
--------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW   COM    902124106     $165,293  5,727,400 SH           SOLE                    5,727,400
--------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW   COM    902124106      $57,720  2,000,000 SH    CALL   SOLE                    2,000,000
--------------------------------------------------------------------------------------------------------------------------
                    COM
U S G CORP          NEW    903293405       $6,500    100,000 SH    PUT    SOLE                      100,000
--------------------------------------------------------------------------------------------------------------------------
V F CORP            COM    918204108       $3,320     60,000 SH    PUT    SOLE                       60,000
--------------------------------------------------------------------------------------------------------------------------

WALGREEN CO         COM    931422109      $33,846    764,718 SH           SOLE                     764,718
--------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS
MKT INC             COM    966837106      $19,889    257,000 SH    PUT    SOLE                     257,000
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                    CLASS               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE    CUSIP     (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------      -----    -----     ---------   -------   ---   ----   ----------   --------     ----    ------  ------
WRIGHT EXPRESS CORP COM    98233Q105      $10,795    490,700 SH           SOLE                     490,700
--------------------------------------------------------------------------------------------------------------------------

XEROX CORP          COM    984121103      $42,207  2,881,052 SH           SOLE                    2,881,052
--------------------------------------------------------------------------------------------------------------------------

XEROX CORP          COM    984121103      $14,650  1,000,000 SH    CALL   SOLE                    1,000,000
--------------------------------------------------------------------------------------------------------------------------

YELLOW ROADWAY CORP COM    985577105     $166,069  3,722,688 SH           SOLE                    3,722,688
--------------------------------------------------------------------------------------------------------------------------